Goodwill and Intangible Assets, Net (Details) - Schedule of capitalized software and purchased intangible assets	Dec. 31, 2021 USD ($)
Acquired Intangibles Assets [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of capitalized software and purchased intangible assets [Line Items]
2022	$ 3,445,741
2023	3,131,575
2024	2,801,991
2025	1,973,934
2026	1,851,434
Thereafter	8,405,118
Total	21,609,793
Computer Software, Intangible Asset [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of capitalized software and purchased intangible assets [Line Items]
2022	2,722,663
2023	1,144,351
2024	275,884
2025	110,215
2026	59,112
Thereafter	71,731
Total	$ 4,383,956